Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 95.1%
Aerospace/Defense - 2.7%
Boeing Co.	2,649	$514,409
Howmet Aerospace, Inc.	18,095	444,775
TransDigm Group, Inc. (a)	655	362,399
		1,321,583
Airlines - 3.7%
Alaska Air Group, Inc.	9,148	446,697
American Airlines Group, Inc.	30,988	532,064
Delta Air Lines, Inc.	10,571	401,275
United Airlines Holdings, Inc. (a)	11,459	458,245
		1,838,281
Apparel - 2.4%
PVH Corp.	7,084	603,982
Tapestry, Inc.	18,812	594,835
		1,198,817
Auto Parts & Equipment - 1.0%
Aptiv PLC - ADR	3,602	481,227
Banks - 12.6%
Bank of America Corp.	14,487	429,539
Citigroup, Inc.	9,086	526,897
Citizens Financial Group, Inc.	14,291	520,764
Comerica, Inc.	8,219	470,127
Fifth Third Bancorp	17,914	518,252
KeyCorp.	30,651	516,776
Morgan Stanley	7,192	482,223
PNC Financial Services Group, Inc.	3,057	438,741
Regions Financial Corp.	28,573	486,027
State Street Corp.	5,506	385,420
SVB Financial Group (a)	1,260	551,603
Truist Financial Corp.	8,419	403,944
Wells Fargo & Co.	15,856	473,777
		6,204,090
Chemicals - 2.8%
Dow, Inc.	7,260	376,794
LyondellBasell Industries NV - Class A - ADR	5,446	467,049
Mosaic Co.	21,170	549,573
		1,393,416
Commercial Services - 1.7%
Global Payments, Inc.	2,048	361,513
United Rentals, Inc. (a)	2,016	489,908
		851,421
Computers - 2.6%
DXC Technology Co.	25,332	714,363
Western Digital Corp.	9,891	558,149
		1,272,512
Distribution/Wholesale - 0.8%
LKQ Corp. (a)	10,627	372,901
Diversified Financial Services - 7.5%
American Express Co.	3,706	430,860
Ameriprise Financial, Inc.	2,791	552,255
Capital One Financial Corp.	5,339	556,644
Discover Financial Services	7,025	586,868
Invesco Ltd. - ADR	29,679	611,091
Raymond James Financial, Inc.	4,381	437,793
Synchrony Financial	15,740	529,651
		3,705,162
Food - 0.8%
Sysco Corp.	5,435	388,657
Hand/Machine Tools - 0.8%
Stanley Black & Decker, Inc.	2,325	403,364
Healthcare-Products - 0.9%
Align Technology, Inc. (a)	865	454,454
Healthcare-Services - 0.7%
Universal Health Services, Inc. - Class B	2,906	362,320
Home Builders - 0.8%
PulteGroup, Inc.	8,739	380,147
Home Furnishings - 1.6%
Leggett & Platt, Inc.	9,921	406,761
Whirlpool Corp.	2,108	390,170
		796,931
Insurance - 7.0%
American International Group, Inc.	11,433	428,052
Lincoln National Corp.	15,085	686,217
Loews Corp.	9,300	421,197
MetLife, Inc.	8,969	431,857
Principal Financial Group, Inc.	9,157	451,165
Prudential Financial, Inc.	6,176	483,457
Unum Group	23,639	549,134
		3,451,079
Leisure Time - 3.5%
Carnival Corp. - ADR	32,967	615,494
Norwegian Cruise Line Holdings Ltd. - ADR (a)	28,787	652,025
Royal Caribbean Cruises Ltd. - ADR	7,082	460,330
		1,727,849
Lodging - 2.2%
MGM Resorts International	20,959	598,589
Wynn Resorts Ltd.	4,631	460,924
		1,059,513
Media - 0.8%
DISH Network Corp. - Class A (a)	13,406	389,042
Mining - 1.3%
Freeport-McMoRan, Inc.	23,190	624,043
Miscellaneous Manufacturing - 1.7%
Parker-Hannifin Corp.	1,561	413,056
Textron, Inc.	9,599	434,451
		847,507
Office/Business Equipment - 0.8%
Xerox Holdings Corp.	17,402	365,964
Oil & Gas - 14.0%
Apache Corp.	52,526	750,071
Chevron Corp.	4,603	392,176
ConocoPhillips	11,656	466,590
Devon Energy Corp.	40,134	660,606
Diamondback Energy, Inc.	12,811	726,255
HESS Corp.	9,119	492,244
Marathon Oil Corp.	78,761	570,230
Marathon Petroleum Corp.	12,090	521,804
Occidental Petroleum Corp.	42,230	847,134
Phillips 66	6,297	426,937
Pioneer Natural Resources Co.	4,656	562,910
Valero Energy Corp.	8,322	469,610
		6,886,567
Oil & Gas Services - 5.8%
Baker Hughes a GE Co.	23,522	472,557
Halliburton Co.	36,460	642,790
NOV, Inc.	42,080	520,950
Schlumberger Ltd. - ADR	23,519	522,357
TechnipFMC PLC - ADR	63,054	674,047
		2,832,701
Packaging & Containers - 0.8%
WestRock Co.	9,579	396,858
Pipelines - 1.1%
ONEOK, Inc.	14,004	557,779
Real Estate - 0.8%
CBRE Group, Inc. - Class A (a)	6,542	398,931
Retail - 2.8%
Darden Restaurants, Inc.	4,109	480,301
Gap, Inc. (a)	19,067	386,107
L Brands, Inc.	12,400	505,424
		1,371,832
Semiconductors - 7.5%
Applied Materials, Inc.	5,654	546,629
KLA Corp.	1,731	484,801
Lam Research Corp.	989	478,627
Microchip Technology, Inc.	3,255	443,038
Micron Technology, Inc. (a)	6,520	510,320
NVIDIA Corp.	716	372,027
Qorvo, Inc. (a)	2,490	425,491
Skyworks Solutions, Inc.	2,668	451,559
		3,712,492
Software - 0.8%
Paycom Software, Inc. (a)	1,071	406,702
Telecommunications - 0.8%
Corning, Inc.	10,182	365,228
TOTAL COMMON STOCKS (Cost $38,084,424)		46,819,370

REAL ESTATE INVESTMENT TRUSTS - 4.8%
Simon Property Group, Inc.	5,748	534,162
SL Green Realty Corp.	7,356	496,411
Ventas, Inc.	9,001	414,676
Welltower, Inc.	5,933	359,540
Weyerhaeuser Co.	17,032	531,228
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,941,104)		2,336,017
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.005% (b)	$55,547	55,547
TOTAL SHORT-TERM INVESTMENTS (Cost $55,547)		55,547

Total Investments (Cost $40,081,075) - 100.0%		49,210,934
Other Assets in Excess of Liabilities - 0.0% (c)		16,610
TOTAL NET ASSETS - 100.0%		$49,227,544

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown is as of January 31, 2021.
(c)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 46,819,370	$ -	$ -	$ -	$ 46,819,370
Real Estate Investment Trusts	2,336,017	-	-	-	2,336,017
Short-Term Investments	55,547	-	-	-	55,547
Total Investments in Securities	$ 49,210,934	$ -	$ -	$ -	$ 49,210,934
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.